Discontinued operations (Tables) - Income/(loss) from discontinued operations	12 Months Ended
Dec. 31, 2015
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Income/(loss) from discontinued operations
in	2014	2013
Operations-related (CHF million)
Net revenues	31	233
of which German private banking business	27	52
of which ETF business	–	29
of which Strategic Partners	–	33
of which CFIG	0	114
Operating expenses	35	158
of which German private banking business	33	71
of which ETF business	–	23
of which Strategic Partners	–	8
of which CFIG	0	51
Income tax expense/(benefit)	1	38
of which German private banking business	0	(6)
of which ETF business	–	5
of which Strategic Partners	–	10
of which CFIG	0	29
Income/(loss), net of tax	(5)	37
of which German private banking business	(6)	(13)
of which ETF business	–	1
of which Strategic Partners	–	15
of which CFIG	0	34
Transaction-related (CHF million)
Gain on disposal	200	237
of which German private banking business	109	–
of which ETF business	–	146
of which Strategic Partners	–	91
of which CFIG	91	–
Operating expenses	54	93
of which German private banking business	48	–
of which ETF business	–	11
of which Strategic Partners	–	22
of which CFIG	–	56
Income tax expense/(benefit)	39	36
of which ETF business	–	21
of which Strategic Partners	–	40
of which CFIG	42	(24)
Income/(loss), net of tax	107	108
of which German private banking business	61	–
of which ETF business	–	114
of which Strategic Partners	–	29
of which CFIG	49	(32)
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	102	145
of which German private banking business	55	(13)
of which ETF business	–	115
of which Strategic Partners	–	44
of which CFIG	49	2

Bank
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Income/(loss) from discontinued operations
in	2014	2013
Operations-related (CHF million)
Net revenues	31	233
of which German private banking business	27	52
of which ETF business	–	29
of which Strategic Partners	–	33
of which CFIG	0	114
Operating expenses	35	158
of which German private banking business	33	71
of which ETF business	–	23
of which Strategic Partners	–	8
of which CFIG	0	51
Income tax expense/(benefit)	1	38
of which German private banking business	0	(6)
of which ETF business	–	5
of which Strategic Partners	–	10
of which CFIG	0	29
Income/(loss), net of tax	(5)	37
of which German private banking business	(6)	(13)
of which ETF business	–	1
of which Strategic Partners	–	15
of which CFIG	0	34
Transaction-related (CHF million)
Gain on disposal	200	237
of which German private banking business	109	–
of which ETF business	–	146
of which Strategic Partners	–	91
of which CFIG	91	–
Operating expenses	54	93
of which German private banking business	48	–
of which ETF business	–	11
of which Strategic Partners	–	22
of which CFIG	0	56
Income tax expense/(benefit)	39	36
of which ETF business	–	21
of which Strategic Partners	–	40
of which CFIG	42	(24)
Income/(loss), net of tax	107	108
of which German private banking business	61	–
of which ETF business	–	114
of which Strategic Partners	–	29
of which CFIG	49	(32)
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	102	145
of which German private banking business	55	(13)
of which ETF business	–	115
of which Strategic Partners	–	44
of which CFIG	49	2